Segment information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
24.           Segment information

The Company uses the “management approach” in determining reportable operating segments.  The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.  Management, including the chief operating decision maker, reviews the operating results solely by monthly net sales of pharmaceutical distribution, retail pharmacy and manufacturing segments and the operating results of the Company. As such, the Company has determined that the Company has three operating segments as defined by FASB ASC 280, “Segments Reporting”: Pharmaceutical distribution, retail pharmacy and manufacturing.

	Year ended December 31,
	2011	2010

Sales revenue
Pharmaceutical distribution	$190,662,940	$145,390,262
Retail pharmacy	53,266,572	44,593,533
Manufacturing	13,557,626	10,829,465

	$257,487,138	$200,813,260

	Year ended December 31,
	2011	2010

Operating income
Pharmaceutical distribution	$28,895,330	$23,085,979
Retail pharmacy	9,480,261	8,860,674
Manufacturing	7,020,705	5,401,924

	$45,396,296	$37,348,577

	Year ended December 31,
	2011	2010

Depreciation and amortization expenses
Pharmaceutical distribution	$593,284	$543,707
Retail pharmacy	223,356	73,545
Manufacturing	625,671	571,253

	$1,442,311	$1,188,505

	Year ended December 31,
	2011	2010

Assets
Pharmaceutical distribution	$164,525,782	$108,182,966
Retail pharmacy	21,748,464	16,860,112
Manufacturing	19,389,356	16,386,308

	$205,663,602	$141,429,386

A reconciliation is provided for unallocated amounts relating to corporate operations which are not included in the segment information.

	Year ended December 31,
	2011	2010

Total consolidated net sales	$257,487,138	$200,128,260

Total profit for reportable segments	$45,396,296	$37,348,577
Unallocated amounts relating to
operations:
Change in fair value of warrant liabilities	1,082,202	582,226
Interest income	42,146	8
Other income	169,580	212
Share-based compensation	(1,640,355)	(1,253,858)
Provision for registration payment	-	(455,896)
Other general expenses	(2,821,001)	(1,443,464)
Finance costs	(2,038)	(3,107)

Income before income taxes	$42,226,830	$34,774,698

	Year ended December 31,
	2011	2010
Assets

Total assets for reportable segments	$205,663,602	$141,429,386
Cash and cash equivalents	6,918,847	109,650

	$212,582,449	$141,539,036

All of the Company’s long-lived assets and net sales classified based on the customers are located in the PRC.